UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(D) OF THE
SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
June 16, 2007 to December 15, 2007

Commission File Number of issuing entity	333-111885-01

Bond Trust Products Trust A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	1-32519

(Exact name of depositor as specified in its charter)

Bond Trust Products LLC
(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	35-2215554 (I.R.S. Employer Identification No.)

Capitol Officer Center 3422 Old Capitol Trail #188 Wilmington, Delaware (Address of principal executive offices of the issuing entity)	19808-6195 (Zip Code)

(302) 994-5370
(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(g))
Bond Trust Products Trust A Pass-Through Trust Certificates	X			The American Stock Exchange LLC

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X    No

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 17, 2007, a distribution was made to the holders of Bond Trust Products Trust A Pass-Through Certificates (the “Certificates”), issued pursuant to a Trust Agreement dated as of May 31, 2005 among Bond Trust Products LLC, as depositor, The Bank of New York Trust Company, N.A., as trustee, The Bank of New York (Delaware), as Delaware trustee and Incapital Holdings LLC, as administrative agent. More specific information with respect to this distribution is filed as Exhibit 99.1 hereto.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

There is no pending litigation.

Item 3. Sales of Securities and Use of Proceeds.

Not Applicable.

Item 4. Defaults Upon Senior Securities.

Not Applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not Applicable.

Item 7. Significant Enhancement Provider Information.

Not Applicable.

Item 8. Other Information.

Not Applicable.

Item 9. Exhibits.

(a) The following is a list of documents filed as an exhibit to this report.

99.1 Trustee’s statement to certificateholders of Bond Trust Products Trust A Pass-Through Certificates in respect of the distribution made on December 17, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bond Trust Products LLC

/s/ Steven J. Hartman
Date: December 17, 2007	Name: Steven J. Hartman Title: Managing Member

Exhibit Index

99.1 Trustee’s statement to certificateholders of Bond Trust Products Trust A Pass-Through Trust Certificates in respect of the distribution made on December 17, 2007.